Loss per share - Additional Information (Detail)		12 Months Ended
	May 28, 2024 $ / shares	Dec. 31, 2025 shares $ / shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share options exercisable in share-based payment arrangement		75,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 16
Weighted average share price | $ / shares	$ 16
Warrants [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Dilutive effect of warrants on weighted average number of ordinary shares		18,650,000
Weighted average share price | $ / shares		$ 2.36
Deferred Share Units [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share option vested in share based payment arrangement		2,921,917
Restricted share units [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of share option vested in share based payment arrangement		3,664,750